Average Annual Total Returns	12 Months Ended
Oct. 31, 2011
Vanguard High Dividend Yield Index Fund | Vanguard High Dividend Yield Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.35%
Five Years	0.26%
Since Inception	0.80%
Inception Date	Nov. 16, 2006
Vanguard High Dividend Yield Index Fund | Vanguard High Dividend Yield Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.50%
Five Years	0.41%
Since Inception	1.10%
Inception Date	Nov. 10, 2006
Vanguard International Explorer Fund | Vanguard International Explorer Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(19.74%)
Five Years	(4.07%)
Ten Years	8.58%
Inception Date	Nov. 04, 1996
Vanguard Mid-Cap Growth Fund | Vanguard Mid-Cap Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.17%
Five Years	3.74%
Ten Years	5.32%
Inception Date	Dec. 31, 1997
Vanguard Selected Value Fund | Vanguard Selected Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.82%
Five Years	1.10%
Ten Years	7.41%
Inception Date	Feb. 15, 1996
Return After Taxes on Distributions | Vanguard High Dividend Yield Index Fund | Vanguard High Dividend Yield Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	9.86%
Five Years	(0.18%)
Since Inception	0.36%
Return After Taxes on Distributions | Vanguard High Dividend Yield Index Fund | Vanguard High Dividend Yield Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.00%
Five Years	(0.06%)
Since Inception	0.64%
Return After Taxes on Distributions | Vanguard International Explorer Fund | Vanguard International Explorer Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(20.25%)
Five Years	(4.87%)
Ten Years	7.64%
Return After Taxes on Distributions | Vanguard Mid-Cap Growth Fund | Vanguard Mid-Cap Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.86%
Five Years	3.36%
Ten Years	4.90%
Return After Taxes on Distributions | Vanguard Selected Value Fund | Vanguard Selected Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.56%
Five Years	0.50%
Ten Years	6.73%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard High Dividend Yield Index Fund | Vanguard High Dividend Yield Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.32%
Five Years	0.17%
Since Inception	0.63%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard High Dividend Yield Index Fund | Vanguard High Dividend Yield Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.44%
Five Years	0.28%
Since Inception	0.88%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard International Explorer Fund | Vanguard International Explorer Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(12.16%)
Five Years	(3.35%)
Ten Years	7.55%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mid-Cap Growth Fund | Vanguard Mid-Cap Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.16%
Five Years	3.07%
Ten Years	4.55%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Selected Value Fund | Vanguard Selected Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.88%
Five Years	0.81%
Ten Years	6.34%
Based on Market Value | Vanguard High Dividend Yield Index Fund | Vanguard High Dividend Yield Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.53%
Five Years	0.41%
Since Inception	1.12%
Russell Midcap Growth Index | Vanguard Mid-Cap Growth Fund | Vanguard Mid-Cap Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.65%)
Five Years	2.44%
Ten Years	5.29%
Russell Midcap Value Index | Vanguard Selected Value Fund | Vanguard Selected Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.38%)
Five Years	0.04%
Ten Years	7.67%
FTSE High Dividend Yield Index | Vanguard High Dividend Yield Index Fund | Vanguard High Dividend Yield Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.65%
Five Years	0.53%
Since Inception	1.06%
FTSE High Dividend Yield Index | Vanguard High Dividend Yield Index Fund | Vanguard High Dividend Yield Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.65%
Five Years	0.53%
Since Inception	1.22%
Standard & Poor's EPAC SmallCap Index | Vanguard International Explorer Fund | Vanguard International Explorer Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.74%)
Five Years	(4.29%)
Ten Years	8.80%